Transactions with Related Parties - Tsakos Columbia Shipmanagement S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties	$ 20,113	$ 20,923
Tsakos Columbia Shipmanagement S.A. (TCM)
Related Party Transaction [Line Items]
Special charges	2,038	2,389	$ 1,518
Due from related parties	$ 20,113	$ 20,923
Tsakos Columbia Shipmanagement S.A. (TCM) | TCM Tsakos Maritime Philippines
Related Party Transaction [Line Items]
Ownership percentage	25.00%